Summary of Significant Accounting Policies (Details) 10-Q - USD ($)			1 Months Ended	3 Months Ended		6 Months Ended		12 Months Ended
	May 07, 2026	Apr. 05, 2024	Mar. 31, 2026	Jun. 30, 2026	Jun. 30, 2025	Jun. 30, 2026	Jun. 30, 2025	Dec. 31, 2025	Dec. 31, 2024	Nov. 25, 2025
Significant Accounting Policies [Line Items]
Deferred offering costs			$ 7,100,000	$ 0		$ 0		$ 3,987,901	$ 0
Simple agreements for future equity, aggregate amount								40,000,000		$ 40,000,000
Proceeds from issuance of Simple Agreements for Future Equity			$ 10,300,000			10,341,342	$ 0	$ 29,660,667	899,999
Reverse recapitalization costs, offset against proceeds received, charged to additional paid in capital	$ 3,000,000
Amortization of deferred charges				$ 4,100,000		$ 4,052,804	$ 0
Class of warrant or rights issued in the period	2,000,841
Stock Issued During Period, Value, Conversion of Convertible Securities	$ 26,900,000				$ 2,332				1,558,143
Common Stock [Member]
Significant Accounting Policies [Line Items]
Stock Issued During Period, Value, Conversion of Convertible Securities									572
Additional Paid-in Capital [Member]
Significant Accounting Policies [Line Items]
Stock Issued During Period, Value, Conversion of Convertible Securities					2,155				$ 1,557,571
Adjustments to additional paid in capital, warrant issued	$ 7,200,000
Common Class A [Member]
Significant Accounting Policies [Line Items]
Stock Issued During Period, Value, Conversion of Convertible Securities		$ 1,558,143
Common Class A [Member] | Common Stock [Member]
Significant Accounting Policies [Line Items]
Stock issued during period shares simple agreement for future equity	4,001,682			4,001,682
Stock Issued During Period, Value, Conversion of Convertible Securities	$ 32,800,000				$ 177
Temporary Competition Pools And Tracks [Member] | Maximum [Member]
Significant Accounting Policies [Line Items]
Property, plant and equipment, useful life				5 years		5 years
Temporary Competition Pools And Tracks [Member] | Minimum [Member]
Significant Accounting Policies [Line Items]
Property, plant and equipment, useful life				3 years		3 years
Fitness Equipment [Member]
Significant Accounting Policies [Line Items]
Property, plant and equipment, useful life				5 years		5 years		5 years
Computer Equipment [Member]
Significant Accounting Policies [Line Items]
Property, plant and equipment, useful life				3 years		3 years		3 years
Furniture and Fixtures [Member] | Maximum [Member]
Significant Accounting Policies [Line Items]
Property, plant and equipment, useful life				7 years		7 years
Furniture and Fixtures [Member] | Minimum [Member]
Significant Accounting Policies [Line Items]
Property, plant and equipment, useful life				5 years		5 years
Software, Internally Developed [Member] | Maximum [Member]
Significant Accounting Policies [Line Items]
Property, plant and equipment, useful life				5 years		5 years
Software, Internally Developed [Member] | Minimum [Member]
Significant Accounting Policies [Line Items]
Property, plant and equipment, useful life				3 years		3 years
SAFE Investor Warrants [Member]
Significant Accounting Policies [Line Items]
Warrants, term								2 years
Business Combination Agreement with A Paradise Acquisition Corp. [Member]
Significant Accounting Policies [Line Items]
Estimated valuation cap								$ 1,200,000,000